Income Taxes (Schedule of Reconciliation between the Statutory Federal Income Tax Rate and the Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Differences between the statutory federal income tax rate and the effective tax rate
Provision for income taxes at statutory federal rate, Amount	$ 121,142	$ 182,646	$ 169,560
Provision for income taxes at statutory federal rate, Percentage	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit, Amount	10,554	12,491	8,333
State income taxes, net of federal income tax benefit, Percentage	3.10%	2.40%	1.70%
Release of unrecognized tax benefit, Amount			(6,509)
Release of unrecognized tax benefit, Percentage			(1.30%)
Net income attributable to noncontrolling interests, Amount	(26,623)	(28,057)	(26,486)
Net income attributable to noncontrolling interests, Percentage	(7.70%)	(5.40%)	(5.50%)
Change in valuation allowance, Amount		(1,233)
Change in valuation allowance, Percentage		(0.20%)
Federal and state tax credits, Amount	(3,972)	(2,185)	(3,788)
Federal and state tax credits, Percentage	(1.10%)	(0.40%)	(0.80%)
Other, Amount	2,577	364	483
Other, Percentage	0.70%	0.10%	0.10%
Total provision for income taxes for income from continuing operations	$ 103,678	$ 164,026	$ 141,593
Effective tax rate for income from continuing operations	30.00%	31.50%	29.20%